Stockholders' Equity (Details) - Summary of Share Based Compensation Arrangements By Share Based Payment Award - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 30, 2021
Share-based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding	969,344	898,844	90,991
Weighted- Average Exercise Price per Share Outstanding (in Dollars per share)	$ 4.55	$ 4.74	$ 0.62
Weighted- Average Remaining Contractual Term Outstanding			4 years 11 months 4 days
Number of Options Granted	75,500	171,450	658,903
Weighted- Average Exercise Price per Share Granted (in Dollars per share)	$ 2.32	$ 2.3	$ 5.96
Number of Options Cancelled/forfeited/expired	(5,000)		(22,500)
Weighted- Average Exercise Price per Share Cancelled/forfeited/expired (in Dollars per share)	$ 7.5		$ 5.2
Number of Options Outstanding		898,844	727,394
Weighted- Average Exercise Price per Share Outstanding (in Dollars per share)		$ 4.74	$ 5.32
Weighted- Average Remaining Contractual Term Outstanding		8 years 1 month 6 days	7 years 1 month 13 days
Number of Options Exercisable		456,874
Weighted- Average Exercise Price per Share Exercisable (in Dollars per share)		$ 4.89
Weighted- Average Remaining Contractual Term Exercisable		7 years 4 months 2 days
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs Outstanding	931,562	1,318,530
Weighted- Average Remaining Contractual Term Granted		1,318,530
Number of RSUs Granted (in Dollars per share)		$ 7.93
Number of RSUs Cancelled/forfeited/expired
Number of RSUs Outstanding		1,318,530
Weighted Average Grant Date Fair Value per Share Outstanding (in Dollars per share)	$ 7.64	$ 7.93